                                                     OMB Approval
                                                     OMB Number: 3235-0570
                                                     Expires: September 30, 2007
                                                     Estimated average burden
                                                     hours per response: 19.4

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2957

                              KEYCO BOND FUND, INC.
               (Exact name of registrant as specified in charter)

         27777 Franklin Road, Suite 1630
               Southfield, Michigan                             48034
         (Address of principal executive offices)             (Zip code)

                            Joel D. Tauber, President
                              Keyco Bond Fund, Inc.
                         27777 Franklin Road, Suite 1630
                           Southfield, Michigan 48034
                     (Name and Address of agent for service)

       Registrant's telephone number, including area code: (248) 353-0790

                      Date of fiscal year end: September 30

                    Date of reporting period: March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SEMI-ANNUAL REPORT TO SHAREHOLDERS.

                              KEYCO BOND FUND, INC.
                        27777 FRANKLIN ROAD - SUITE 1630
                           SOUTHFIELD, MICHIGAN 48034
                                 (248) 353-0790

May 24, 2005

To Our Shareholders:

We are pleased to send you this Semi-Annual Report of Keyco Bond Fund, Inc. for the six months ended March 31, 2005. Included in this mailing are the Fund's financial statements, Management's Discussion of Fund Performance, Additional Information and the Fund's Privacy Policy.

In November 2004, the Board of Directors declared quarterly dividends totaling $0.94 per share for the year ending September 30, 2005. This amount is subject to revision in September 2005 based upon actual net investment income for the year. Dividends of $0.32 per share have been paid during the six months ended March 31, 2005. Dividends are paid quarterly on the first business day of February, May, August and November.

The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. was held on December 17, 2004. At the meeting, Gail A. Dishell, Mark E. Schlussel, David K. Page, Thomas E. Purther and Ellen T. Horing were elected Directors and the selection of Grant Thornton LLP as registered independent auditor was ratified and confirmed.

If you have any questions concerning the Fund or the enclosed information, please call me.

On behalf of the Board of Directors,

/s/ Joel D. Tauber

Joel D. Tauber
President

Enclosures
P.S. Please note that Keyco Bond Fund, Inc. has relocated to a new suite of offices. The new address is above should you need to send mail to the Fund.

                              KEYCO BOND FUND, INC.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FOR SIX MONTHS ENDED MARCH 31, 2005

The Fund's primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation is a minor investment objective of the Fund.

Net Investment Income

The Fund's net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.

Net investment income for the six-month period was $564,041 or $0.45 per share compared with $692,060 or $0.54 per share last year. This $128,019 change was the net result of a decrease of $125,446 in interest income and an increase of $2,573 in expenses. Bonds purchased in recent years continue the trend of yielding less than the matured or called bonds which they replaced.

As of March 31, 2005, the weighted average annual yield on the Fund's portfolio was 5.4% based on cost and 5.1% based on market value.

Valuation of Bonds and Net Asset Value

Because the municipal bonds in the Fund's portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund's custodian, who uses a matrix pricing system.

The Fund's net asset value is calculated by subtracting the Fund's liabilities from its assets. The valuation of the Fund's most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When rates increase, the value of the bond portfolio decreases. When rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes.

During the past six months, there was some fluctuation in market interest rates with rates at the end of the period modestly higher than those at the beginning of the period.

The net asset value of the Fund was $26,797,459 or $21.15 per share at March 31, 2005, a decrease of $224,639 or $0.17 per share from September 30, 2004. This change was the result of unrealized depreciation of investments of $404,753, offset by undistributed income of $158,518 (declared as a dividend after March 31, 2005) and by realized undistributed gains of $21,596.

The weighted average maturity was 11.6 years, slightly more than the prior year.

Asset Allocation

The bond portfolio is allocated by state as follows:

                            ASSET ALLOCATION BY STATE

                                   [PIE CHART]

Other         20%
Texas         14%
New York       8%
Michigan      58%

Other

During the period, five bonds were either called or matured for total proceeds of $1,376,000. Cash from these dispositions was reinvested in bonds maturing in eighteen to nineteen years. Portfolio turnover was 4.2%

ADDITIONAL INFORMATION

Obtaining Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Form N-Q may be viewed and copied at the SEC's Public Reference Room in Washington DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, a copy of the Fund's most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1630, Southfield, MI 48034.

Information on Proxy Voting Policies, Procedures and Records

The Fund has not adopted policies and procedures with respect to voting proxies because the Fund does not invest in voting securities. The Fund has not voted any proxies.

                              KEYCO BOND FUND, INC.
                              FINANCIAL STATEMENTS
                                 MARCH 31, 2005

                                      INDEX

                                                                            PAGE
FINANCIAL STATEMENTS

Statement of Assets and Liabilities .....................................     6
Statement of Operations..................................................     7
Statement of Changes in Net Assets.......................................     8
Notes to Financial Statements............................................  9-10

SUPPLEMENTAL SCHEDULES
Schedule of Portfolio Investments........................................ 11-12

Financial Highlights.....................................................    13

KEYCO BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005 (UNAUDITED)

Assets
Investments in securities, at fair value (cost $24,384,107)                      $25,958,509
Cash                                                                                 907,390
Accrued interest receivable                                                          430,274
Other assets                                                                             698
                                                                                 -----------
      Total assets                                                                27,296,871
                                                                                 -----------

Liabilities
Payable for investment purchased                                                     498,350
Accounts payable                                                                       1,062
                                                                                 -----------
      Total liabilities                                                              499,412
                                                                                 -----------
Net assets                                                                       $26,797,459
                                                                                 ===========

Net assets consist of:
      Capital stock, $0.02 par value; 3,000,000 shares authorized
           1,267,258 shares issued and outstanding                               $    25,345
      Additional paid-in capital                                                     730,733
      Retained earnings prior to July 1, 1979                                     24,093,500
      Accumulated undistributed net investment income                                351,883
      Accumulated undistributed net realized gain from securities transactions        21,596
      Net unrealized appreciation of investments                                   1,574,402
                                                                                 -----------
           Net assets                                                            $26,797,459
                                                                                 ===========

Net asset value per share:
      ($26,797,459 divided by 1,267,258 shares outstanding)                      $     21.15
                                                                                 ===========

The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)

Interest income                                                                   $ 623,047

Expenses:
      Legal and accounting                                              45,869
      Custodial fee                                                      7,500
      Directors' fees                                                    3,000
      Miscellaneous expenses                                             2,637
                                                                    ----------
           Total expenses                                                            59,006
                                                                                  ---------
           Net investment income                                                    564,041

Realized gains on investments:
      Proceeds from calls and maturity                               1,376,000
      Cost of securities called or matured                           1,354,404
                                                                    ----------
           Realized gain on investments                                              21,596

Unrealized depreciation of investments:
      Investments held, March 31, 2005
           At cost                                                  24,384,107
           At fair value                                            25,958,509
                                                                    ----------
           Unrealized appreciation, March 31, 2005                   1,574,402
                Less unrealized appreciation, September 30, 2004     1,979,155
                                                                    ----------
           Unrealized depreciation of investments                                  (404,753)
                                                                                  ---------
           Net loss on investments                                                 (383,157)
                                                                                  ---------
      Increase in net assets resulting from operations                            $ 180,884
                                                                                  =========

The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED MARCH 31, 2005 AND 2004 (UNAUDITED)

                                                                        2005            2004
Net assets, beginning of period                                     $ 27,022,098    $ 27,254,407

Changes in net assets from operations
      Net investment income                                              564,041         692,060
      Net realized gain on investments                                    21,596          17,586
      Changes in unrealized appreciation (depreciation)
           of investments                                               (404,753)        (33,368)
                                                                    ------------    ------------
           Net increase in net assets resulting from operations          180,884         676,278

Changes in net assets from capital transactions
      Dividends declared from net investment income                     (405,523)       (474,474)
      Dividends declared from net capital gains                               --         (16,805)
                                                                    ------------    ------------
           Net increase (decrease) in net assets                        (224,639)        184,999
                                                                    ------------    ------------

           Net assets, end of period (including undistributed net
           investment income of $351,883 at 03/31/05
           and $407,273 at 03/31/04)                                $ 26,797,459    $ 27,439,406
                                                                    ============    ============

The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.    SIGNIFICANT ACCOUNTING POLICIES

      Keyco Bond Fund, Inc. (the "Fund") has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      SECURITY VALUATION

      The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The fair value of the investments is provided by the Fund's custodian, who utilizes a matrix pricing system. In the unlikely event that the Fund's custodian is unable to value one or more of the bonds, the valuation(s) will be obtained from a brokerage firm that markets municipal bonds or a source referred by that brokerage firm. The Fund's policies require that the Board of Directors be notified that this alternative valuation method was used at the next regularly scheduled meeting of the Board.

      FEDERAL INCOME TAXES

      It is the Fund's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

      The cost of securities for federal income tax purposes approximates the cost for financial statement purposes. The components of distributable earnings on a tax basis were as follows:

      Undistributed net investment income    $  351,883
      Undistributed long-term capital gain       21,596
      Unrealized appreciation (net)           1,574,402
                                             ----------
                                             $1,947,881
                                             ==========

      OTHER

      The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

      ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    PURCHASES AND DISPOSITIONS OF SECURITIES

      The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $1,097,400 and $1,376,000, respectively.

3.    PORTFOLIO MANAGER

      The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.

4.    RELATED PARTIES

      Legal and accounting expenses incurred include $17,500 for accounting and administrative services provided by an entity owned by an officer of the Fund.

SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                       LONG-TERM STATE AND                                PRINCIPAL                     FAIR
                      MUNICIPAL OBLIGATIONS                                AMOUNT         COST          VALUE
MICHIGAN (57.9% OF INVESTMENT FAIR VALUE)
Berkley, Michigan, City School District, 5%, May 2019                    $   425,000   $   441,093   $   445,999
Detroit, Michigan, FSA, Series A, 5%, April 2019                             640,000       601,811       667,155
Detroit, Michigan, Distributable State Aid, 5.2%, May 2007                   520,000       516,001       544,196
Detroit, Michigan, City School District, 4.95%, May 2005                     200,000       186,398       200,386
Detroit, Michigan, City School District, 5.5%, May 2020                      385,000       398,463       420,505
Detroit, Michigan, City School District, 5%, May 2022                        500,000       517,300       522,255
Detroit, Michigan, Sewage Disposal, Series B, 5.25%, July 2015               500,000       484,270       508,475
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022                  250,000       250,000       260,270
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024                  350,000       363,702       363,622
Detroit, Michigan, Water Supply System, Series A, 5.5%, July 2015            330,000       347,150       335,788
Dundee, Michigan, Community School District, 5.375%, May 2020                365,000       359,525       399,562
Kalamazoo, Michigan, Hospital Finance Authority, 5.25%, May 2018             270,000       262,475       284,021
Lincoln, Michigan, Consolidated School District, 5%, May 2018                170,000       170,000       179,802
Livonia, Michigan, Public Schools School District, 5.75%, May 2018           380,000       395,200       422,583
Macomb County, Michigan, 5%, March 2021                                      500,000       500,000       522,110
Madison, Michigan, District Public Schools, 5.125%, May 2018                 750,000       711,555       791,715
Michigan Municipal Bond Authority Revenue, Local Government
   Loan Program, 6%, December 2013                                           130,000       134,940       133,428
Michigan Municipal Bond Authority Revenue, Local Government
   Loan Program, 5.375%, November 2017                                       150,000       154,161       155,364
Michigan Municipal Bond Authority Revenue, Clean Water, State
   Revolving Fund, 5%, October 2023                                          535,000       554,389       556,673
Michigan State Building Authority Revenue, Facility Program,
   Series 1, 4.75%, October 2021                                             270,000       281,257       274,282
Michigan State Trunk Line, Series A, 4.75%, November 2020                    120,000       107,835       122,886
Michigan State House of Representatives Certificates of Participation,
   5%, August 2020                                                           460,000       406,525       478,630
Novi, Michigan, Building Authority, 5.6%, October 2019                       420,000       458,161       461,782
Saginaw Valley State University General Revenue, Michigan, 5.25%
   July 2019                                                                 610,000       569,478       647,289
Standish-Sterling, Michigan, Community Schools, 5.1%, May 2018               150,000       136,501       157,152
University, Michigan, University Revenue Housing, 5.125%,
   November 2015                                                             350,000       366,573       364,994
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019              500,000       534,250       538,765
Wayland, Michigan Unified School District, 5.125%, May 2017                1,025,000       976,231     1,062,976
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2015                                                             135,000       136,832       144,127
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2017                                                             500,000       526,803       531,855
Wayne County, Michigan, Airport Revenue, Series B, 5%,
   December 2024                                                             325,000       332,079       331,006
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022        565,000       575,407       589,233
Wyandotte, Michigan, Downtown Development, 6.25%,
   December 2008                                                             605,000       586,801       669,880
Wyoming, Michigan, Public Schools, 5.25%, May 2017                           675,000       713,947       718,834
Zeeland, Michigan, Public Schools, 5%, May 2023                              225,000       235,348       235,062
                                                                         -----------   -----------   -----------

                                                                          14,285,000    14,292,461    15,042,662

                       LONG-TERM STATE AND                            PRINCIPAL                     FAIR
                      MUNICIPAL OBLIGATIONS                             AMOUNT        COST          VALUE
ALL OTHER STATES AND TERRITORIES (42.1% OF INVESTMENT FAIR VALUE)
Alaska State Housing Finance Corporation, 6.1%, June 2007            $    85,000   $    85,000   $    86,136
Alaska State Housing Finance Corporation, 6.2%, June 2008                165,000       165,000       167,416
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014       750,000       724,900       850,042
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2008       290,000       258,381       310,404
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009       700,000       622,804       748,923
Maryland State Health and Higher Educational Facilities Authority
   Revenue Johns Hopkins Hospital Redevelopment Issue,
   6.625%, July 2008                                                     190,000       190,000       200,895
Mercer County, New Jersey, Improvement Authority Revenue,
   State Justice Complex, 6.4%, January 2018                             500,000       463,270       584,215
Akron, New York, Central School District, 5.9%, June 2014                100,000       108,776       102,584
Metropolitan Transportation Authority, New York, Commuter
   Facilities Revenue, 5.25%, July 2017                                  310,000       299,541       335,755
New York, New York, City Municipal Water Authority, Water and
   Sewer System Revenue, 5.625%, June 2019                               320,000       330,406       334,595
New York, New York, City Municipal Water Authority, Water and
   Sewer System Revenue, 5.625%, June 2019                               625,000       645,325       651,919
New York, New York, City Municipal Water Finance Authority,
   Water and Sewer System Revenue, 5.125%, June 2022                     205,000       194,549       215,184
New York, New York, City Transitional Finance Authority Future Tax
   Secured Refunding, Series A-1, 4.375%, November 2024                  500,000       498,350       484,935
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
   Center, U. S. Treasury, 6.25%, July 2011                              575,000       571,297       622,691
Puerto Rico Commonwealth Highway and Transportation Authority
   Highway Revenue, 6.25%, July 2012                                     500,000       544,085       583,395
Puerto Rico Industrial, Tourist, Educational, Medical and
   Environmental Control Facilities Financing Authority, 1998
   Series A, 5.375%, October 2013                                        435,000       454,144       473,824
Puerto Rico Public Finance Corporation Commonwealth
   Appropriation, 5.375%, June 2017                                      565,000       560,231       641,512
Austin, Texas, Utility System Revenue, 6%, April 2006                    500,000       474,565       516,985
Canutillo, Texas, Independent School District, 5%, August 2023           450,000       458,931       466,529
Corpus Christi, Texas, Business and Job Development Corporate
   Revenue, 5%, September 2021                                           475,000       483,906       496,955
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                         480,000       488,578       506,491
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018          500,000       527,365       534,970
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020        730,000       763,366       793,882
Sherman, Texas, New Public Housing Authority, 5.75%, March 2006          200,000       178,876       205,610
                                                                     -----------   -----------   -----------

                                                                      10,150,000    10,091,646    10,915,847
                                                                     -----------   -----------   -----------

                      Total investments                              $24,435,000   $24,384,107   $25,958,509
                                                                     -----------   -----------   -----------

KEYCO BOND FUND
FINANCIAL HIGHLIGHTS

Contained below are per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                         SIX MONTHS
                                                            ENDED                YEARS ENDED SEPTEMBER 30,
                                                           3/31/05     ---------------------------------------------
                                                         (UNAUDITED)     2004        2003        2002        2001
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                     $ 21.32       $  21.51    $  21.71    $  21.09    $  20.45

Net investment income                                       0.45           1.01        1.01        1.06        1.09
Net realized and unrealized gain (loss) on investments     (0.30)         (0.16)      (0.17)       0.62        0.67
                                                         -------       --------    --------    --------    --------

                 Total from investment operations           0.15           0.85        0.84        1.68        1.76
                                                         -------       --------    --------    --------    --------
Less distributions from
              Net investment income                        (0.32)         (1.01)      (1.01)      (1.06)      (1.12)
              Net realized gain on investments                 -          (0.03)      (0.03)          -           -
                                                         -------       --------    --------    --------    --------

                 Total distributions                       (0.32)         (1.04)      (1.04)      (1.06)      (1.12)
                                                         -------       --------    --------    --------    --------

Net asset value, end of period                           $ 21.15       $  21.32    $  21.51    $  21.71    $  21.09
                                                         -------       --------    --------    --------    --------

TOTAL  RETURN PER SHARE NET ASSET VALUE (a)                  0.7%(c)        4.0%        3.9%        8.0%        8.6%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in 000s)                      $26,798       $ 27,022    $ 27,254    $ 27,513    $ 26,727
Ratio of net investment income to average net assets         4.2%(b)        4.7%        4.7%        5.0%        5.2%
Ratio of expenses to average net assets                      0.4%(b)        0.3%        0.3%        0.3%        0.2%
Portfolio turnover rate                                      4.2%(c)        5.2%       15.3%       12.3%       11.4%

(a) Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividends and capital gain distributions were not reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund.

(b)   Annualized

(c)   Not annualized

ITEM 2. CODE OF ETHICS.

      Not applicable to this semi-annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      Not applicable to this semi-annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      Not applicable to this semi-annual filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT.

      Not applicable to this semi-annual filing and also because registrant's shares are not listed for trading on a national securities exchange.

ITEM 6. SCHEDULE OF INVESTMENTS

      This Schedule is included as part of the Semi-Annual Report to Shareholders filed under Item 1 hereof.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable because the registrant invests exclusively in non-voting portfolio securities.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable to this semi-annual filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

      There were no purchases by or on behalf of the registrant or any "affiliated purchaser" of shares of the registrant's equity securities during the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

      (a)(3) Not applicable.

      (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By: /s/ JOEL D. TAUBER
    ------------------------------
    Joel D. Tauber, President

Date: May 24, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ JOEL D. TAUBER
    ------------------------------
    Joel D. Tauber, President

By: /s/ ELLEN T. HORING
    ------------------------------
    Ellen T. Horing, Treasurer

Date: May 24, 2005

                                  EXHIBIT INDEX

Exhibit No.      Description

EX.99.CERT       Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
EX.99.906 CERT   Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.